Gain (Loss) on Dispositions, Net (Details) - USD ($) $ in Thousands	3 Months Ended					12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds						$ 27,996	$ 33,341
Gain (Loss) on Dispositions, Net						3,411	12,548
FSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Gain (Loss) on Dispositions, Net						5,400	11,200
Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Gain (Loss) on Dispositions, Net						(1,900)	$ 1,300
FPSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Gain (Loss) on Dispositions, Net						$ (100)
Apollo Spirit | FSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds	$ 9,559
Gain (Loss) on Dispositions, Net	$ 5,380
Navion Bergen | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds		$ 3,385
Gain (Loss) on Dispositions, Net		$ (19)
HiLoad DP unit | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds			$ 0
Gain (Loss) on Dispositions, Net			$ (1,388)
Petrojarl Cidade de Rio das Ostras | FPSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds				$ 2,282
Gain (Loss) on Dispositions, Net				(92)
Navion Hispania | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds				6,715
Gain (Loss) on Dispositions, Net				(385)
Stena Sirita | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds				6,055
Gain (Loss) on Dispositions, Net				$ (85)
Pattani Spirit | FSO Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds					$ 15,741
Gain (Loss) on Dispositions, Net					11,213
Alexita Spirit | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds					8,700
Gain (Loss) on Dispositions, Net					835
Nordic Spirit | Shuttle Tanker Segment
Disclosure of detailed information about property, plant and equipment [line items]
Net Proceeds					8,900
Gain (Loss) on Dispositions, Net					$ 500